Stockholders' Deficit (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 16, 2019	Aug. 13, 2018	Nov. 08, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Nov. 21, 2017	Dec. 08, 2016	Dec. 31, 2015	Nov. 10, 2015
Stockholders' Deficit (Textual)
Common stock, authorized				100,000,000		100,000,000		100,000,000	100,000,000
Preferred stock, authorized												15,000,000	10,000,000
Preferred stock, par value (in dollars per share)													$ 0.001
Common stock, shares, issued				1,414,658		1,414,658		1,173,854	820,509
Common stock, shares, outstanding				1,414,658		1,414,658		1,173,854	820,509
Aggregate number of stock issued								7,021,092
Settlement of compensation						$ 32
Warrants exercised						(64,901)		(73,783)
Proceeds from the exercise of warrants								$ 2,100
Number of shares issued in transaction								1,475,659
Exercise price (in dollars per share)				$ 1.6875		$ 1.6875
Common stock, par value (in dollars per share)				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common Stock Offering Warrants Issued						8,334
Settlement of compensation (in shares)						1,929
Warrant [Member]
Stockholders' Deficit (Textual)
Net proceeds						$ 1,800		$ 2,100
Proceeds from the exercise of warrants						$ 80,511		$ 73,783
Common Stock [Member]
Stockholders' Deficit (Textual)
Aggregate number of stock issued						240,817
Conversion Price, interest (in dollars per share)									$ 19,331
Cashless exercise of vested stock options						152
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, authorized								2,000,000				7,515,000
Preferred stock, par value (in dollars per share)								$ 0.001				$ 0.001
Restricted Stock Units [Member]
Stockholders' Deficit (Textual)
Cashless exercise of vested stock options								13,900
Number of restricted stock units vested during the period								7,571
Restrictedstock [Member]
Stockholders' Deficit (Textual)
Number of shares issued for services						5,274
Cashless Exercise Of Stock Options						1,099		695
Board Member [Member]
Stockholders' Deficit (Textual)
Number of restricted stock units vested during the period								1,859
Settlement of compensation								$ 28
Former Employee [Member]
Stockholders' Deficit (Textual)
Number of restricted stock units vested during the period								1,632
Chief Executive Officer [Member]
Stockholders' Deficit (Textual)
Aggregate number of stock issued	34,815
Consultant [Member] | Common Stock [Member]
Stockholders' Deficit (Textual)
Extinguishment of debt									$ 2,412
Number of detachable common stock warrants									137
Employee Member [Member]
Stockholders' Deficit (Textual)
Aggregate number of stock issued	371
Common Stock [Member]
Stockholders' Deficit (Textual)
Number of shares issued for services				963	1,387	7,203	8,725	11,060	8,511
Aggregate number of stock issued								351,055
Conversion Price, interest (in dollars per share)									$ 19,331
Cashless exercise of vested stock options								695	721
Shares issued for settlement of bonus									6,868
Value issued for settlement of bonus									$ 115
Number of restricted stock awards vested									$ 9,365
Right Offering [Member]
Stockholders' Deficit (Textual)
Net proceeds								$ 5,100
Aggregate number of stock issued								267,853
Proceeds from issuance of common stock								$ 5,100
Number of subscriptions shares accept		267,853
Number of shares issued in transaction		267,853
Unit price (in dollars per unit)		$ 23.00
Exercise price (in dollars per share)		23.00
Common stock, par value (in dollars per share)		$ 0.001
Common Stock Offering Warrants Issued		267,853
Right Offering [Member] | Warrant [Member] | Maxim Partners LLC [Member]
Stockholders' Deficit (Textual)
Exercise price (in dollars per share)		$ 34.50
Common Stock Offering Warrants Issued		13,393
Second Public Offering [Member]
Stockholders' Deficit (Textual)
Aggregate number of stock issued			293,000
Proceeds from issuance of common stock			$ 5,200
Second Public Offering [Member] | Warrant [Member] | Roth Capital Partners, LLC [Member]
Stockholders' Deficit (Textual)
Aggregate number of stock issued			47,250
Public Offering [Member]
Stockholders' Deficit (Textual)
Exercise price (in dollars per share)										$ 1.00
Public Offering [Member]
Stockholders' Deficit (Textual)
Net proceeds						$ 3,600
Aggregate number of stock issued						151,852
Number of shares issued in transaction	151,852
Unit price (in dollars per unit)	$ 27.00
Exercise price (in dollars per share)	$ 33.75
Number of warrant to purchase	8,334
Public Offering [Member] | Warrant [Member]
Stockholders' Deficit (Textual)
Exercise price (in dollars per share)											$ 192.00